INVESTMENTS - Schedule of Components of Net Gains (Losses) on Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Credit allowance on fixed maturity securities	$ (30)	$ 13	$ 7
Gains (losses) from fair value adjustment on public equities	(1)	(1)	0
Total net gains (losses) from dispositions	(112)	7	(283)
Total net gains (losses) on investments	(143)	19	(276)
Fixed maturities
Debt Securities, Available-for-Sale [Line Items]
Fixed maturities	(112)	6	(292)
Equity securities
Debt Securities, Available-for-Sale [Line Items]
Fixed maturities	(1)	1	8
Other invested assets
Debt Securities, Available-for-Sale [Line Items]
Fixed maturities	0	(1)	0
Short-term investments
Debt Securities, Available-for-Sale [Line Items]
Fixed maturities	$ 0	$ 1	$ 0